RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest expense		$ (3,596,000,000)	$ (2,538,000,000)	$ (1,468,000,000)
Dividends recognised as distributions to owners	$ 750,000,000
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions		0	0
Deposits, classified as cash and cash equivalents		0	0
Interest expense		$ 0	0	4,000,000
Base management fee, quarterly percentage		0.3125%
Base management fee, annual percentage		1.25%
Base management fee expense		$ 87,000,000	94,000,000	92,000,000
Dividends recognised as distributions to owners		$ 0	$ 0	$ 157,000,000